Consolidated Statements of Financial Position	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Assets
Property, plant and equipment	RM 1,131,487	$ 278,966	RM 225,316
Intangible assets	1,625,767	400,830	2,096,815
Deferred tax assets	51,261	12,638	30,023
Prepayment - to a related party	9,566,537	2,358,614	5,517,306
Prepayment and deposits – to third parties	2,169,833	534,968	1,684,351
Total prepayments and deposits	11,736,370	2,893,582	7,201,657
Right-of-use assets	1,767,760	435,838	2,277,208
Deferred offering costs			1,738,900
Total non-current assets	16,312,645	4,021,854	13,569,919
Trade receivables - from third parties	68,292,265	16,837,344	35,596,841
Trade receivables - from related parties			720,013
Total trade receivables	68,292,265	16,837,344	36,316,854
Prepayments and other receivables	51,415	12,676	30,915
Amount due from a related party	1,490,385	367,452	751,695
Cash	1,478,091	364,421	390,500
Total current assets	71,312,156	17,581,893	37,489,964
Total assets	87,624,801	21,603,747	51,059,883
Equity
Share capital	9,120	2,249	8,540
Additional paid-in capital	21,206,933	5,228,534	6,903,616
Other reserves	1,633,753	402,799	633,029
Retained earnings	12,772,755	3,149,101	6,189,752
Total equity	35,622,561	8,782,683	13,734,937
Liabilities
Lease liabilities, non-current	1,594,586	393,143	2,095,605
Bank borrowings, non-current	746,807	184,124	39,774
Deferred tax liabilities
Redeemable convertible preference shares, non-current			6,213,040
Total non-current liabilities	2,341,393	577,267	8,348,419
Trade payables	20,293,263	5,003,269	14,089,238
Other payables, current	6,781,887	1,672,063	3,105,476
Tax payables	9,349,444	2,305,090	3,991,673
Bank borrowings, current	95,008	23,424	13,255
Lease liabilities, current	501,018	123,525	397,705
Amounts due to related parties, current	6,056,741	1,493,279	4,001,850
Redeemable convertible preference shares, current	6,583,486	1,623,147	3,377,330
Total current liabilities	49,660,847	12,243,797	28,976,527
Total liabilities	52,002,240	12,821,064	37,324,946
Total equity and liabilities	RM 87,624,801	$ 21,603,747	RM 51,059,883